Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Large Cap Value Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 22,272	$ 22,272	$ 22,272	$ 18,054	$ 19,247	$ 18,935	$ 12,908	$ 12,815	$ 12,735	$ 11,811	$ 10,167	$ 10,305
Average Annual Return, Percent	16.26%	10.38%	8.34%
Columbia Large Cap Value Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	23.36%	11.69%	8.98%
Columbia Large Cap Value Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 24,251	$ 24,251	$ 24,251	19,607	20,847	20,457	13,920	13,780	13,650	12,627	10,851	10,969
Average Annual Return, Percent	23.69%	11.97%	9.26%
Columbia Large Cap Value Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 21,940	$ 21,940	$ 21,940	17,905	19,232	19,067	13,102	13,106	13,114	12,260	10,636	10,855
Average Annual Return, Percent	21.53%	10.85%	8.17%
Columbia Large Cap Value Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	22.53%	10.85%	8.17%
Columbia Large Cap Value Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 24,236	$ 24,236	$ 24,236	19,590	20,830	20,440	13,901	13,773	13,642	12,620	10,843	10,962
Average Annual Return, Percent	23.72%	11.97%	9.26%
Columbia Large Cap Value Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 24,380	$ 24,380	$ 24,380	19,693	20,944	20,543	13,974	13,825	13,685	12,662	10,866	10,974
Average Annual Return, Percent	23.80%	12.02%	9.32%
Columbia Large Cap Value Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 24,481	$ 24,481	$ 24,481	19,780	21,009	20,604	14,001	13,862	13,720	12,682	10,877	10,979
Average Annual Return, Percent	23.76%	12.05%	9.37%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,848	$ 22,848	$ 22,848	18,772	19,666	19,485	13,495	13,720	13,524	12,494	10,897	10,903
Average Annual Return, Percent	21.71%	10.74%	8.61%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 32,178	$ 32,178	$ 32,178	$ 25,138	$ 24,537	$ 25,220	$ 17,678	$ 15,709	$ 15,182	$ 13,249	$ 11,278	$ 11,191
Average Annual Return, Percent	28.01%	15.42%	12.40%